Accumulated other comprehensive income/(loss) (Details) - USD ($) $ in Millions		2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 1,499	$ (3,716)	$ 1,499	$ (3,140)	$ 1,650
Other comprehensive (loss)/income		14	2	11	(13)
Ending balance	1,499	1,499	1,702	(3,716)	(3,140)
Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(3,809)		(3,809)
Ending balance		(3,809)
Accumulated other comprehensive income/(loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(15)	0	(26)	(13)
Other comprehensive income from continuing operations		1		0
Other comprehensive income from discontinued operations		(3)		11
Recycling of accumulated other comprehensive loss on sale of PES		16
Reset accumulated other comprehensive loss	1
Other comprehensive (loss)/income			2
Ending balance	0	0	2	(15)	(26)
Accumulated other comprehensive income/(loss) | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)		(1)
Ending balance		(1)
Actuarial gain/(loss) relating to pension
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(2)	0	(2)
Other comprehensive income from continuing operations		1		0
Other comprehensive income from discontinued operations		0		0
Recycling of accumulated other comprehensive loss on sale of PES		0
Reset accumulated other comprehensive loss	1
Other comprehensive (loss)/income			2
Ending balance	0	0	2	(2)	(2)
Actuarial gain/(loss) relating to pension | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1)		(1)
Ending balance		(1)
Share in unrealized losses from associated companies
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	(19)	0	(28)
Other comprehensive income from continuing operations		0		0
Other comprehensive income from discontinued operations		(2)		9
Recycling of accumulated other comprehensive loss on sale of PES		21
Reset accumulated other comprehensive loss	0
Other comprehensive (loss)/income			0
Ending balance	0	0	0	(19)	(28)
Share in unrealized losses from associated companies | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0		0
Ending balance		0
Change in debt component on Archer facility
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	0	6	0	4
Other comprehensive income from continuing operations		0		0
Other comprehensive income from discontinued operations		(1)		2
Recycling of accumulated other comprehensive loss on sale of PES		(5)
Reset accumulated other comprehensive loss	0
Other comprehensive (loss)/income			0
Ending balance	0	0	0	$ 6	$ 4
Change in debt component on Archer facility | Predecessor
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ 0		$ 0
Ending balance		$ 0